Subsequent Events (Details Narrative) - USD ($)	May 02, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 24, 2015	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2013
Common stock par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Warrants to purchase of common stock per share						$ 0.625	$ 0.625	$ 0.625
Subsequent Event [Member]
Number of common stock shares issued	27,705,782
Common stock par value	$ 0.001
Warrants to purchase of common stock per share	0.625
Cash payments	$ 0.15
Maximum, net of offering costs in capital	$ 3,831,710